UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Argentina — 0.8%
Arcos Dorados Holdings, Inc., Class A	208,500	$3,217,155
Banco Macro SA, Class B(1)	130,676	248,973
Banco Macro SA, Class B ADR(1)	109,200	1,548,456
BBVA Banco Frances SA(1)	76,594	138,595
BBVA Banco Frances SA ADR(1)	59,599	244,356
Cresud SA ADR	145,131	1,185,720
Grupo Financiero Galicia SA, Class B ADR	218,800	1,266,852
IRSA Inversiones y Representaciones SA	119,544	111,973
IRSA Inversiones y Representaciones SA ADR	57,300	400,527
Ledesma SAAI	259,501	286,708
MercadoLibre, Inc.	70,600	5,828,030
Molinos Rio de la Plata SA, Class B	93,310	496,594
Petrobras Energia SA ADR(1)	275,689	2,533,582
Siderar SAIC	1,803,100	548,894
Telecom Argentina SA ADR	279,000	2,792,790
Telecom Argentina SA, Class B	229,824	618,898
Transportadora de Gas del Sur SA(1)	252,923	114,953

		$21,583,056

Botswana — 0.4%
Barclays Bank of Botswana	1,191,347	$1,092,888
Botswana Insurance Holdings Ltd.	400,865	539,498
First National Bank of Botswana	7,511,600	2,943,350
Letshego Holdings, Ltd.	15,329,252	2,801,536
Sechaba Breweries Ltd.	1,086,400	2,199,442
Sefalana Holding Co.	991,000	391,766
Standard Chartered Bank Botswana	850,790	1,089,959

		$11,058,439

Brazil — 5.5%
AES Tiete SA, PFC Shares	53,416	$600,757
All America Latina Logistica SA (Units)	255,200	1,054,915
Anhanguera Educacional Participacoes SA	39,000	648,317
B2W Companhia Global do Varejo(1)	65,600	344,625
Banco Bradesco SA	73,802	971,649
Banco Bradesco SA ADR	47,726	766,957
Banco Bradesco SA, PFC Shares	407,360	6,544,686
Banco do Brasil SA	219,799	2,688,872
Banco Santander Brasil SA	168,400	1,231,071
Banco Santander Brasil SA ADR	84,700	624,239
BM&F Bovespa SA	556,900	3,365,162
Bombril SA, PFC Shares	92,000	324,479
BR Malls Participacoes SA	128,600	1,785,715
Bradespar SA, PFC Shares	56,500	784,269
Braskem SA, PFC Shares	61,000	429,385
BRF-Brasil Foods SA	208,066	3,593,238
BRF-Brasil Foods SA ADR	25,600	442,880
CCX Carvao da Colombia SA(1)	20,100	30,538
Centrais Eletricas Brasileiras SA	44,000	262,622

Security	Shares	Value
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	173,982	$1,564,529
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	645,073
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,387,160
Cia de Bebidas das Americas, PFC Shares	347,325	13,310,484
Cia de Companhia de Concessoes Rodoviarias (CCR)	354,800	3,211,533
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	1,711,176
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,500	446,655
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	454,803
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	480,709
Cia Energetica de Minas Gerais SA, PFC Shares	194,312	2,355,994
Cia Energetica de Sao Paulo, PFC Shares	91,600	978,242
Cia Hering	42,700	965,318
Cia Paranaense de Energia-Copel, PFC Shares	49,900	814,744
Cia Siderurgica Nacional SA (CSN)	161,700	910,896
Cielo SA	170,959	4,266,280
Contax Participacoes SA, PFC Shares	30,200	284,533
Cosan SA Industria e Comercio	52,100	951,665
CPFL Energia SA	121,200	1,338,596
Cyrela Brazil Realty SA	118,124	1,013,865
Diagnosticos da America SA	77,600	466,997
Duratex SA	139,243	912,832
EcoRodovias Infraestrutura e Logistica SA	94,500	822,753
EDP-Energias do Brasil SA	109,200	693,256
Eletropaulo Metropolitana SA, Class B, PFC Shares	47,168	458,360
Embraer SA	381,832	2,563,440
Embraer SA ADR	3,652	97,216
Embratel Participacoes SA(1)	37,424,000	175,282
Embratel Participacoes SA, PFC Shares	67,000,000	299,100
Fibria Celulose SA(1)	24,585	223,506
Fibria Celulose SA ADR(1)	27,500	256,850
Gafisa SA(1)	137,300	302,063
Gerdau SA ADR	51,500	489,765
Gerdau SA, PFC Shares	161,400	1,534,982
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	211,168
Hypermarcas SA(1)	168,500	1,237,620
Iochpe-Maxion SA	46,800	614,073
Itau Unibanco Holding SA ADR, PFC Shares	58,680	896,630
Itau Unibanco Holding SA, PFC Shares	548,200	8,272,013
Itausa-Investimentos Itau SA, PFC Shares	1,025,631	4,568,478
JBS SA(1)	219,427	727,364
Klabin SA, PFC Shares	147,000	768,627
Light SA	41,500	481,275
LLX Logistica SA(1)	154,000	218,779
Localiza Rent a Car SA	57,600	1,011,498
Lojas Americanas SA, PFC Shares	375,714	2,941,220
Lojas Renner SA	47,500	1,590,948
Lupatech SA(1)	64,400	100,702
Marcopolo SA, PFC Shares	257,100	1,502,841
Metalurgica Gerdau SA, PFC Shares	72,500	873,684
MPX Energia SA(1)	60,300	321,243
MRV Engenharia e Participacoes SA	117,600	703,657
Natura Cosmeticos SA	68,900	1,877,778
OGX Petroleo e Gas Participacoes SA(1)	245,500	744,765
Oi SA	52,837	258,549
Oi SA ADR	51,252	206,033
Oi SA, PFC Shares	392,842	1,579,313
PDG Realty SA Empreendimentos e Participacoes	407,000	766,921

Security	Shares	Value
Petroleo Brasileiro SA	275,200	$3,162,984
Petroleo Brasileiro SA ADR	417,900	9,223,053
Petroleo Brasileiro SA, PFC Shares	777,500	8,579,443
Randon Participacoes SA, PFC Shares	95,550	554,753
Souza Cruz SA	144,500	1,960,168
Suzano Papel e Celulose SA	62,800	165,112
Telefonica Brasil SA ADR	14,200	308,708
Telefonica Brasil SA, PFC Shares	137,605	3,006,302
Tim Participacoes SA	329,644	1,273,209
Totvs SA	94,500	1,962,952
Tractebel Energia SA	56,300	888,692
Ultrapar Participacoes SA	103,648	2,331,920
Usinas Siderurgicas de Minas Gerais SA	20,700	118,650
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	538,136
Vale SA	189,400	3,409,153
Vale SA ADR, PFC Shares	141,500	2,456,440
Vale SA, PFC Shares	530,292	9,225,995
Vigor Alimentos SA(1)	11,673	40,306
Weg SA	130,700	1,522,819

		$156,087,007

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$63,585
Bulgartabak Holding(1)	3,450	148,883
CB First Investment Bank AD(1)	54,000	56,522
Chimimport AD(1)	487,988	206,316
Corporate Commercial Bank AD(1)	19,900	1,050,764
Doverie Holding AD(1)	40,000	20,237
Industrial Holding Bulgaria PLC(1)	210,365	102,001
Olovno Tzinkov Komplex AD(1)	33,800	10,195
Petrol AD(1)	76,205	225,274
Sopharma AD	303,500	478,300
Vivacom	32,300	57,779

		$2,419,856

Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA ADR	9,000	$823,320
AES Gener SA	1,922,700	1,165,334
Almendral SA	7,092,000	1,031,618
Antarchile SA, Series A	28,200	457,169
Banco de Chile	35,542,097	4,967,726
Banco de Chile ADR	19,725	1,645,065
Banco de Credito e Inversiones	61,625	3,896,139
Banco Santander Chile SA ADR	43,022	3,150,931
Besalco SA	494,500	893,405
Cap SA	64,300	2,240,706
Cencosud SA	934,900	5,666,359
Cia Cervecerias Unidas SA ADR	27,400	1,954,442
Cia Electro Metalurgica SA	10,000	221,356
Cia General de Electricidad SA	116,110	514,032
Cia Sud Americana de Vapores SA(1)	609,456	60,901
Colbun SA(1)	5,518,200	1,553,030
Corpbanca SA	83,071,400	1,006,979
Corpbanca SA ADR	56,666	1,024,521
Embotelladora Andina SA, Series A ADR	25,100	702,549
Embotelladora Andina SA, Series B ADR	28,200	968,106

Security	Shares	Value
Empresa Nacional de Electricidad SA ADR	82,759	$3,969,122
Empresas CMPC SA	1,009,000	3,937,302
Empresas Copec SA	438,000	6,463,582
Empresas La Polar SA(1)	219,000	93,907
Enersis SA	2,469,700	807,006
Enersis SA ADR	161,871	2,653,066
ENTEL SA	96,700	2,015,951
Invercap SA	17,573	138,924
Inversiones Aguas Metropolitanas SA	211,100	387,132
Latam Airlines Group SA	21,000	533,467
Latam Airlines Group SA ADR	118,400	2,993,152
Latam Airlines Group SA BDR(1)	29,520	735,361
Madeco SA	15,429,800	569,245
Masisa SA	5,792,050	581,220
Parque Arauco SA	732,300	1,508,289
Quinenco SA	324,000	898,334
Ripley Corp. SA	1,302,000	1,229,674
S.A.C.I. Falabella SA	906,300	9,132,737
Salfacorp SA	783,700	1,865,284
Sigdo Koppers SA	852,743	2,074,555
Sociedad Matriz SAAM SA(1)	3,562,881	383,065
Sociedad Quimica y Minera de Chile SA, Series A	20,950	1,325,854
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,900	3,630,596
Sonda SA	736,300	2,211,927
Vina Concha y Toro SA ADR	25,800	1,074,054

		$85,156,494

China — 9.3%
Agile Property Holdings, Ltd.	486,000	$545,716
Agricultural Bank of China, Ltd., Class H	6,416,000	2,490,571
Air China, Ltd., Class H	1,342,000	840,777
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	836,778
Angang Steel Co., Ltd., Class H(1)	704,000	360,292
Anhui Conch Cement Co., Ltd., Class H	546,500	1,693,286
Anta Sports Products, Ltd.	711,000	543,673
AsiaInfo-Linkage, Inc.(1)	37,500	439,125
Baidu, Inc. ADR(1)	109,700	12,815,154
Bank of China, Ltd., Class H	16,490,000	6,263,099
Bank of Communications, Ltd., Class H	2,201,300	1,484,822
BBMG Corp., Class H	591,000	450,210
Beijing Capital International Airport Co., Ltd., Class H	596,000	398,834
Beijing Enterprises Holdings, Ltd.	185,500	1,235,416
Beijing North Star Co., Ltd., Class H	1,580,000	279,727
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	264,835
BYD Co., Ltd., Class H(1)	575,000	998,215
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	726,326
China Bluechemical, Ltd., Class H	850,000	499,065
China CITIC Bank Corp., Ltd., Class H	3,411,000	1,603,947
China Coal Energy Co., Class H	1,856,000	1,683,450
China Communications Construction Co., Ltd., Class H	1,677,000	1,351,493
China Communications Services Corp., Ltd., Class H	718,000	416,716
China Construction Bank Corp., Class H	19,751,580	13,622,470
China COSCO Holdings Co., Ltd., Class H(1)	1,621,650	660,469
China Dongxiang (Group) Co., Ltd.	3,981,000	423,926
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	436,966

Security	Shares	Value
China Everbright International, Ltd.	1,156,000	$608,255
China Everbright, Ltd.	456,000	566,011
China Foods, Ltd.	460,000	474,904
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	195,468
China International Marine Containers Co., Ltd., Class B	413,812	513,948
China Life Insurance Co., Ltd., Class H	2,107,000	6,051,564
China Longyuan Power Group Corp., Class H	1,303,000	853,898
China Mengniu Dairy Co., Ltd.	743,000	2,229,186
China Merchants Bank Co., Ltd., Class H	1,204,500	2,010,329
China Merchants Holdings (International) Co., Ltd.	824,000	2,530,612
China Merchants Property Development Co., Ltd., Class B	588,654	1,133,749
China Minsheng Banking Corp, Ltd., Class H	1,858,000	1,458,321
China Mobile, Ltd.	2,510,400	27,911,003
China National Building Material Co., Ltd., Class H	1,336,000	1,463,333
China National Materials Co., Ltd., Class H	596,000	166,229
China Oilfield Services, Ltd., Class H	756,000	1,371,018
China Overseas Land & Investment, Ltd.	1,148,360	2,902,913
China Pacific Insurance (Group) Co., Ltd., Class H	412,000	1,238,500
China Petroleum & Chemical Corp., Class H	5,986,000	5,552,530
China Railway Construction Corp., Class H	718,000	644,695
China Railway Group, Ltd., Class H	2,265,000	987,538
China Resources Enterprise, Ltd.	610,000	2,029,806
China Resources Land, Ltd.	536,000	1,171,810
China Resources Power Holdings Co., Ltd.	949,000	2,075,549
China Shenhua Energy Co., Ltd., Class H	1,278,500	4,923,837
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	475,161
China Shipping Development Co., Ltd., Class H	736,000	304,111
China Southern Airlines Co., Ltd., Class H	2,064,500	902,839
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	430,802
China Telecom Corp., Ltd., Class H	6,998,000	4,043,954
China Travel International Investment Hong Kong, Ltd.	1,660,000	298,571
China Unicom (Hong Kong), Ltd.	2,326,290	3,790,944
China Vanke Co., Ltd., Class B	1,185,417	1,485,654
China Yurun Food Group, Ltd.(1)	926,000	661,214
China Zhongwang Holdings, Ltd.(1)	541,200	203,801
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	479,856
Citic Pacific, Ltd.	628,000	747,467
CNOOC, Ltd.	5,597,500	11,350,529
Cosco Pacific, Ltd.	802,000	1,123,978
Country Garden Holdings Co., Ltd.(1)	664,000	258,299
Ctrip.com International, Ltd. ADR(1)	176,400	2,977,632
Datang International Power Generation Co., Ltd., Class H	1,504,000	503,193
Dazhong Transportation Group Co., Ltd., Class B	633,875	301,100
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,026,757
Focus Media Holding, Ltd. ADR	72,000	1,684,800
Golden Eagle Retail Group, Ltd.	516,000	1,007,042
Great Wall Motor Co., Ltd., Class H	836,750	2,200,668
Guangdong Investment, Ltd.	954,000	749,940
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	985,767
Guangzhou R&F Properties Co., Ltd., Class H	793,200	911,902
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	446,644
Hidili Industry International Development, Ltd.	810,000	193,897
Huaneng Power International, Inc., Class H	1,972,000	1,495,101
Industrial & Commercial Bank of China, Ltd., Class H	16,478,000	9,668,964
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	355,318
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,137,100

Security	Shares	Value
Jiangsu Expressway Co., Ltd., Class H	796,000	$664,231
Jiangxi Copper Co., Ltd., Class H	519,000	1,301,540
Kingboard Chemical Holdings, Ltd.	351,000	834,042
Kunlun Energy Co., Ltd.	1,386,000	2,420,296
Lee & Man Paper Manufacturing, Ltd.	876,000	379,765
Lenovo Group, Ltd.	2,596,000	2,150,143
Li Ning Co., Ltd.(1)	890,500	471,841
Lianhua Supermarket Holdings Ltd., Class H	378,000	299,420
Lonking Holdings, Ltd.	1,070,000	177,823
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	323,604
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	158,246
Mindray Medical International, Ltd. ADR	51,000	1,714,110
NetEase.com, Inc. ADR(1)	46,000	2,582,440
New Oriental Education & Technology Group, Inc. ADR	228,500	3,809,095
Nine Dragons Paper Holdings, Ltd.	820,000	413,622
Parkson Retail Group, Ltd.	1,024,000	857,728
PetroChina Co., Ltd., Class H	7,392,300	9,575,752
PICC Property & Casualty Co., Ltd., Class H	926,000	1,128,237
Ping An Insurance (Group) Co. of China, Ltd., Class H	509,000	3,811,438
Poly Property Group Co., Ltd.(1)	502,000	267,232
Qingling Motors Co., Ltd., Class H	1,448,966	321,928
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	168,442
Semiconductor Manufacturing International Corp.(1)	12,412,000	447,285
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	1,699,756
Shanghai Diesel Engine Co., Ltd., Class B	854,400	477,495
Shanghai Electric Group Co., Ltd., Class H	1,644,000	581,734
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	213,398
Shanghai Industrial Holdings, Ltd.	291,000	860,951
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	746,796
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	134,939
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	264,543
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	179,083
Shimao Property Holdings, Ltd.	532,000	907,824
SINA Corp.(1)	25,700	1,662,276
Sino-Ocean Land Holdings, Ltd.	1,370,500	773,018
Sinofert Holdings, Ltd.	1,300,000	253,132
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	416,863
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	620,315
Sinopharm Group Co., Ltd., Class H	472,400	1,504,894
Sohu.com, Inc.(1)	31,700	1,334,253
Sound Global, Ltd.	378,000	163,909
Suntech Power Holdings Co., Ltd. ADR(1)	246,300	211,818
Tencent Holdings, Ltd.	379,100	12,873,552
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,550,554
Travelsky Technology, Ltd., Class H	1,218,000	645,444
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,171,310
Want Want China Holdings, Ltd.	3,531,000	4,503,907
Weichai Power Co., Ltd., Class H	226,800	692,268
Wumart Stores, Inc., Class H	360,000	539,357
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,311,878
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	665,728
Yanzhou Coal Mining Co., Ltd., Class H	846,000	1,274,120
Zhaojin Mining Industry Co., Ltd., Class H	220,000	396,770
Zhejiang Expressway Co., Ltd., Class H	870,000	604,829

Security	Shares	Value
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	$472,266
Zijin Mining Group Co., Ltd., Class H	3,148,000	1,261,373
ZTE Corp., Class H	590,616	939,162

		$260,821,144

Colombia — 1.7%
Almacenes Exito SA	483,055	$7,917,725
Banco de Bogota	14,000	394,538
Bancolombia SA ADR, PFC Shares	104,500	6,239,695
Bolsa de Valores de Colombia	11,328,600	185,686
Cementos Argos SA	284,000	1,233,977
Cia Colombiana de Inversiones SA	566,260	1,565,275
Corporacion Financiera Colombiana SA	55,726	1,052,734
Ecopetrol SA	2,283,100	6,723,302
Empresa de Energia de Bogota SA	1,116,272	756,679
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	522,905
Fabricato SA(1)	34,115,900	1,762,875
Grupo Aval Acciones y Valores SA	1,723,100	1,139,303
Grupo de Inversiones Suramericana	220,000	3,720,910
Grupo Nutresa SA	236,463	2,761,708
Grupo Odinsa SA	47,100	243,380
Interconexion Electrica SA	661,500	3,499,037
Inversiones Argos SA	341,000	3,766,626
Inversiones Argos SA, PFC Shares	88,040	968,561
ISAGEN SA ESP	1,706,300	2,322,754
Tableros y Maderas de Caldas	94,854,700	521,766

		$47,299,436

Croatia — 0.5%
Adris Grupa DD, PFC Shares	45,000	$1,739,255
Atlantic Grupa DD(1)	3,250	266,195
Atlantska Plovidba DD(1)	15,437	630,801
Croatia Osiguranje DD(1)	160	162,822
Dalekovod DD(1)	20,940	431,088
Ericsson Nikola Tesla	5,610	1,138,367
Hrvatski Telekom DD	159,850	5,626,138
Institut IGH DD(1)	2,210	195,003
Koncar-Elektroindustrija DD	3,504	351,523
Kras DD	1,645	114,235
Petrokemija DD(1)	17,450	680,012
Podravka Prehrambena Industrija DD(1)	25,750	1,105,115
Privredna Banka Zagreb DD	3,310	293,255
Zagrebacka Banka DD	30,550	203,352

		$12,937,161

Czech Republic — 1.6%
CEZ AS	450,470	$16,891,024
Komercni Banka AS	56,300	11,175,812
Komercni Banka AS GDR	27,154	1,803,590
New World Resources PLC, Class A	813,100	3,663,588
Pegas Nonwovens SA	48,000	1,173,516
Philip Morris CR AS	4,260	2,484,436
Telefonica 02 Czech Republic AS	278,700	5,602,488
Unipetrol AS(1)	385,300	3,356,044

		$46,150,498

Security	Shares	Value
Egypt — 1.8%
Alexandria Mineral Oils Co.	100,200	$1,297,838
Arab Cotton Ginning	1,880,400	1,360,040
Citadel Capital Co.(1)	1,207,400	894,402
Commercial International Bank	1,351,590	7,638,059
Eastern Tobacco	55,400	815,188
Egypt Kuwaiti Holding Co.	1,101,751	1,470,343
Egyptian Financial & Industrial Co.(1)	137,064	283,567
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	1,730,568
Egyptian International Pharmaceutical Industrial Co.	153,932	931,997
Egyptian Resorts Co.(1)	4,213,900	911,119
El Ezz Aldekhela Steel Alexa Co.	4,750	445,734
El Kahera Housing & Development Co. SAE	234,800	267,158
El Sewedy Cables Holding Co.	102,921	451,759
El Watany Bank of Egypt	43,866	127,212
Ezz Steel	1,247,000	2,470,017
Ghabbour Auto	345,862	1,583,503
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries	1,967,600	1,882,419
Maridive & Oil Services SAE(1)	689,196	808,047
Medinet Nasr for Housing(1)	64,686	245,311
Misr Cement (Qena)	18,251	249,502
National Societe General Bank	181,198	1,270,049
Nile Cotton Ginning Co.(1)(2)	125,000	67,146
Orascom Construction Industries (OCI)	197,901	9,271,648
Orascom Telecom Holding SAE(1)	7,987,310	4,910,782
Orascom Telecom Media And Technology Holding SAE	7,318,810	645,826
Oriental Weavers Co.	255,681	1,022,234
Pioneers Holding(1)	1,151,800	1,104,120
Sidi Kerir Petrochemicals Co.	679,500	1,495,856
Six of October Development & Investment Co.(1)	54,253	203,435
South Valley Cement(1)	485,000	426,086
Suez Cement Co.	138,000	579,919
Talaat Moustafa Group(1)	2,751,160	2,479,299
Telecom Egypt	1,086,300	2,585,308

		$51,925,491

Estonia — 0.3%
AS Baltika(1)	226,000	$160,753
AS Merko Ehitus(1)	75,000	582,352
AS Nordecon International(1)	223,282	340,878
AS Olympic Entertainment Group	803,899	1,541,558
AS Tallink Group(1)	5,354,470	4,687,470
AS Tallinna Kaubamaja	202,800	1,487,038
AS Tallinna Vesi	35,235	389,690

		$9,189,739

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	1,810,900	$47,733
CAL Bank, Ltd.	4,406,554	752,550
Ghana Commercial Bank, Ltd.	1,384,370	1,459,613
HFC Bank Ghana, Ltd.	3,899,473	904,512
Produce Buying Co., Ltd.	650,000	61,679
SG-SSB, Ltd.	740,000	167,879

Security	Shares	Value
Standard Chartered Bank of Ghana, Ltd.	34,600	$764,341
Unilever Ghana, Ltd.	249,000	1,089,514

		$5,247,821

Hungary — 1.7%
EGIS Pharmaceuticals PLC	15,078	$1,196,290
FHB Mortgage Bank Rt.(1)	61,300	131,604
Magyar Telekom Rt.	3,116,434	5,983,808
Magyar Telekom Rt. ADR	37,300	349,874
MOL Hungarian Oil & Gas Rt.	162,345	13,487,765
OTP Bank Rt.	907,900	16,037,852
Richter Gedeon Rt.	64,122	11,223,825

		$48,411,018

India — 6.8%
ABB, Ltd.	23,000	$347,590
ACC, Ltd.	28,800	800,958
Adani Enterprises, Ltd.	139,500	530,549
Adani Ports and Special Economic Zone, Ltd.	475,400	1,144,433
Adani Power, Ltd.(1)	700,600	705,552
Aditya Birla Nuvo, Ltd.	14,406	244,893
Allahabad Bank, Ltd.	271,700	755,367
Andhra Bank	192,000	410,235
Apollo Hospitals Enterprise, Ltd.	61,400	853,028
Ashok Leyland, Ltd.	614,926	280,181
Asian Paints, Ltd.	16,600	1,240,393
Axis Bank, Ltd.	150,000	3,218,308
Bajaj Auto, Ltd.	33,200	1,148,421
Bajaj Holdings & Investment, Ltd.	11,100	165,241
Balrampur Chini Mills, Ltd.(1)	332,600	425,126
Bank of India	129,900	764,285
Bharat Forge, Ltd.	42,200	244,512
Bharat Heavy Electricals, Ltd.	452,800	2,112,230
Bharat Petroleum Corp., Ltd.	134,400	894,228
Bharti Airtel, Ltd.	1,310,400	6,593,265
Biocon, Ltd.	78,400	408,161
Cairn India, Ltd.(1)	223,000	1,397,721
Canara Bank, Ltd.	95,100	777,000
Century Textiles & Industries, Ltd.	50,000	340,326
Cipla, Ltd.	207,400	1,488,443
Coal India, Ltd.	297,600	2,022,808
Colgate-Palmolive (India), Ltd.	23,100	528,427
Container Corp. of India, Ltd.	20,800	381,629
Corporation Bank	17,000	135,605
Crompton Greaves, Ltd.	67,900	162,410
Cummins India, Ltd.	68,800	662,239
Dabur India, Ltd.	278,000	678,859
Divi’s Laboratories, Ltd.	14,000	286,936
Dr. Reddy’s Laboratories, Ltd.	24,300	755,985
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	827,048
Educomp Solutions, Ltd.	135,900	411,040
Essar Oil, Ltd.(1)	178,500	170,143
GAIL (India), Ltd.	250,150	1,817,903
GAIL (India), Ltd. GDR(3)	25,050	1,016,780
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	299,633
Glenmark Pharmaceuticals, Ltd.	114,000	910,779

Security	Shares	Value
GMR Infrastructure, Ltd.(1)	1,192,200	$561,339
Grasim Industries, Ltd. GDR (3)	13,300	837,182
Great Eastern Shipping Co., Ltd. (The)	56,700	267,039
Gujarat Ambuja Cements, Ltd.	329,900	1,262,458
HCL Technologies, Ltd.	110,800	1,206,682
HDFC Bank, Ltd.	536,400	6,376,119
HDFC Bank, Ltd. ADR	38,500	1,446,830
Hero MotoCorp, Ltd.	51,542	1,826,982
Hindalco Industries, Ltd.	491,910	1,122,646
Hindustan Construction, Ltd.(1)	431,600	148,022
Hindustan Petroleum Corp., Ltd.	98,600	577,363
Hindustan Unilever, Ltd.	588,309	6,078,116
Hindustan Zinc, Ltd.	199,000	514,886
Housing Development & Infrastructure, Ltd.(1)	488,601	893,721
Housing Development Finance Corp., Ltd.	614,800	8,964,319
ICICI Bank, Ltd.	229,500	4,613,356
ICICI Bank, Ltd. ADR	50,200	2,015,028
IDBI Bank, Ltd.	346,300	657,862
Idea Cellular, Ltd.(1)	1,065,701	1,726,297
IDFC, Ltd.	794,600	2,315,229
Indiabulls Infrastructure and Power, Ltd.(1)	896,800	107,966
Indiabulls Real Estate, Ltd.	304,000	332,237
Indian Hotels Co., Ltd.	173,820	220,697
Indian Oil Corp., Ltd.	221,900	1,054,225
Infosys, Ltd.	340,151	16,407,866
ITC, Ltd.	1,223,800	6,277,309
Jain Irrigation Systems, Ltd.	169,800	223,906
Jaiprakash Associates, Ltd.	631,150	983,446
Jammu & Kashmir Bank, Ltd.	12,000	212,165
Jindal Steel & Power, Ltd.	188,000	1,515,930
JSW Energy, Ltd.	590,877	678,680
JSW Steel, Ltd.	73,900	1,059,129
Kotak Mahindra Bank, Ltd.	187,600	2,300,731
Lanco Infratech, Ltd.(1)	2,031,400	579,709
Larsen & Toubro, Ltd.	51,600	1,556,572
Larsen & Toubro, Ltd. GDR(3)	48,000	1,440,194
LIC Housing Finance, Ltd.	223,700	1,198,113
Lupin, Ltd.	71,500	810,639
Mahindra & Mahindra, Ltd.	167,400	2,734,900
Maruti Suzuki India, Ltd.	50,500	1,290,808
Motor Industries Co., Ltd.	3,900	655,690
Mphasis, Ltd.	53,500	409,883
Nestle India, Ltd.	12,100	1,013,396
NHPC, Ltd.	2,174,100	796,430
Nicholas Piramal India, Ltd.	41,782	365,173
NTPC, Ltd.	1,357,100	4,320,537
Oil & Natural Gas Corp., Ltd.	1,057,200	5,610,615
Oracle Financial Service Software, Ltd.(1)	4,000	228,668
Patni Computer Systems, Ltd.(1)	37,000	361,337
Petronet LNG, Ltd.	216,300	643,783
Power Grid Corporation of India, Ltd.	1,168,600	2,660,420
Punjab National Bank, Ltd.	13,000	206,343
Ranbaxy Laboratories, Ltd.(1)	26,000	259,896
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	689,049

Security	Shares	Value
Reliance Capital, Ltd.	127,100	$1,034,273
Reliance Communications, Ltd.	945,300	1,169,644
Reliance Industries, Ltd.	708,712	11,196,795
Reliance Industries, Ltd. GDR(4)	42,816	1,349,741
Reliance Infrastructure, Ltd.	234,800	2,382,954
Reliance Power, Ltd.(1)	950,100	1,765,998
Satyam Computer Services, Ltd.(1)	401,500	843,467
Sesa Goa, Ltd.	143,000	463,441
Siemens India, Ltd.	37,200	497,061
State Bank of India	17,700	751,578
State Bank of India GDR	28,800	2,483,839
Steel Authority of India, Ltd.	409,100	663,690
Sterlite Industries (India), Ltd.	557,900	1,050,619
Sun Pharmaceuticals Industries, Ltd.	248,000	3,272,239
Tata Chemicals, Ltd.	58,600	355,011
Tata Communications, Ltd.	47,000	217,075
Tata Consultancy Services, Ltd.	269,380	6,598,271
Tata Motors, Ltd.	378,800	1,926,166
Tata Motors, Ltd. ADR	19,800	508,464
Tata Power Co., Ltd.	1,253,200	2,535,118
Tata Steel, Ltd.	112,700	853,269
Tata Tea, Ltd.	156,000	422,649
Titan Industries, Ltd.	248,000	1,230,088
Torrent Power, Ltd.	65,000	216,986
UltraTech Cement, Ltd.	37,900	1,405,707
United Phosphorus, Ltd.	237,900	589,991
United Spirits, Ltd.	47,500	1,103,542
Voltas, Ltd.	224,100	529,999
Wipro, Ltd.	325,666	2,352,578
Wipro, Ltd. ADR	21,833	195,405
Zee Entertainment Enterprises, Ltd.	413,300	1,527,457

		$192,469,703

Indonesia — 3.1%
Adaro Energy Tbk PT	11,402,500	$1,779,005
AKR Corporindo Tbk PT	950,000	419,947
Aneka Tambang Tbk PT	8,587,500	1,206,898
Astra Argo Lestari Tbk PT	326,500	746,361
Astra International Tbk PT	11,815,000	9,106,565
Bakrie Sumatera Plantations Tbk PT	10,258,500	148,017
Bakrieland Development Tbk PT(1)	28,008,000	157,255
Bank Central Asia Tbk PT	9,364,000	7,706,279
Bank Danamon Indonesia Tbk PT	2,391,681	1,557,498
Bank Mandiri Tbk PT	5,382,500	4,592,940
Bank Negara Indonesia Persero Tbk PT	4,837,000	1,975,461
Bank Pan Indonesia Tbk PT(1)	3,525,272	253,365
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	429,410
Bank Rakyat Indonesia Tbk PT	6,872,500	5,326,659
Barito Pacific Tbk PT(1)	5,662,500	289,078
Bumi Resources Tbk PT	13,477,000	1,020,908
Delta Dunia Makmur Tbk PT(1)	5,235,500	136,063
Gudang Garam Tbk PT	306,000	1,478,725
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	353,609
Indo Tambangraya Megah Tbk PT	283,000	1,241,596

Security	Shares	Value
Indocement Tunggal Prakarsa Tbk PT	1,317,000	$2,790,455
Indofood CBP Sukses Makmur Tbk PT	1,273,000	843,186
Indofood Sukses Makmur Tbk PT	2,985,500	1,757,574
Indosat Tbk PT	2,085,500	1,173,017
Jasa Marga Tbk PT	3,247,500	1,980,601
Kalbe Farma Tbk PT	3,963,000	1,939,689
Lippo Karawaci Tbk PT	11,794,000	1,216,328
Matahari Putra Prima Tbk PT	1,600,000	250,446
Medco Energi Internasional Tbk PT	1,397,000	248,594
Perusahaan Gas Negara Tbk PT	11,929,000	5,127,141
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,779,500	707,683
Ramayana Lestari Sentosa Tbk PT	4,100,000	448,233
Semen Gresik (Persero) Tbk PT	2,655,000	3,997,703
Tambang Batubara Bukit Asam Tbk PT	948,000	1,599,018
Telekomunikasi Indonesia Tbk PT	11,745,160	11,529,307
Trada Maritime Tbk PT(1)	4,447,500	356,744
Unilever Indonesia Tbk PT	801,700	2,177,397
United Tractors Tbk PT	2,543,500	5,477,077
Vale Indonesia Tbk PT	2,462,000	754,395
XL Axiata Tbk PT	2,104,500	1,456,920

		$85,757,147

Jordan — 0.7%
Arab Bank PLC	762,870	$7,711,003
Arab Potash Co. PLC	54,500	3,688,777
Bank of Jordan	262,189	774,481
Capital Bank of Jordan(1)	500,415	797,973
Jordan Ahli Bank	324,100	576,081
Jordan Petroleum Refinery(1)	142,800	1,158,914
Jordan Phosphate Mines	72,900	1,304,030
Jordan Steel	269,400	575,248
Jordan Telecom Corp.	182,300	1,288,151
Jordanian Electric Power Co.	280,901	1,142,152
Royal Jordanian Airlines(1)	209,700	153,866
Taameer Jordan Holdings PSC(1)	1,153,700	310,116
Union Land Development(1)	156,800	433,637
United Arab Investors(1)	1,294,200	91,955

		$20,006,384

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	756,200	$3,780,822
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	716,100	5,012,083
Kazakhmys PLC	451,100	5,061,162
Kazkommertsbank JSC GDR(1)(3)	228,600	570,909
KazMunaiGas Exploration Production GDR(3)	362,726	6,700,653
Zhaikmunai, LP GDR(3)	14,300	145,883

		$21,271,512

Kenya — 0.7%
Athi River Mining, Ltd.	561,200	$1,444,688
Bamburi Cement Co., Ltd.	366,541	734,321
Barclays Bank of Kenya, Ltd.	6,659,520	1,144,305
Centum Investment Co., Ltd.(1)	977,680	137,607

Security	Shares	Value
Co-operative Bank of Kenya, Ltd. (The)	8,812,080	$1,231,899
East African Breweries, Ltd.	1,701,640	4,594,580
Equity Bank, Ltd.	6,675,000	1,796,855
KenolKobil, Ltd.	2,380,000	421,137
Kenya Airways, Ltd.	1,598,400	223,129
Kenya Commercial Bank, Ltd.	5,424,960	1,766,737
Kenya Electricity Generating Co., Ltd.	1,449,600	151,230
Kenya Power & Lighting, Ltd.	8,246,893	1,699,932
Mumias Sugar Co., Ltd.	3,556,814	271,532
Nation Media Group, Ltd.	302,980	767,740
NIC Bank, Ltd.	704,939	281,124
Safaricom, Ltd.	72,568,900	3,485,929
Standard Chartered Bank Kenya, Ltd.	309,721	763,824

		$20,916,569

Kuwait — 1.7%
Abyaar Real Estate Development(1)	1,440,000	$235,051
Agility Public Warehousing Co. KSC	620,000	1,144,218
Ahli United Bank	209,475	663,427
Al Ahli Bank of Kuwait KSC	114,187	260,379
Al Safwa Group Holding Co. KSC(1)(2)	7,920,000	292,968
Al-Mazaya Holding Co.(1)	520,000	141,982
Al-Qurain Petrochemicals Co.	1,460,000	984,564
Boubyan Petrochemicals Co.	1,875,000	3,658,674
Burgan Bank SAK	694,344	1,283,446
Combined Group Contracting Co.	119,185	592,760
Commercial Bank of Kuwait SAK(1)	845,000	2,096,445
Commercial Real Estate Co. KSCC	2,369,266	664,279
Gulf Bank(1)	1,276,500	1,997,102
Gulf Cable and Electrical Industries Co.	165,000	665,964
Hits Telecom Holding KSC(1)	1,320,000	317,279
Kuwait Finance House KSC	1,611,088	4,404,107
Kuwait Foods Co. (Americana)	350,000	1,994,012
Kuwait International Bank	818,000	769,802
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	307,215
Kuwait Portland Cement Co.	192,500	641,191
Kuwait Projects Co. Holdings KSC	875,168	1,212,619
Kuwait Real Estate Co.(1)	1,720,000	311,521
Mabanee Co. SAKC	723,700	2,931,174
Mena Holding Group(1)(2)	30,000	0
Mobile Telecommunications Co.	2,675,000	7,148,192
National Bank of Kuwait SAK	2,209,044	7,869,649
National Industries Group Holding(1)	3,447,500	2,648,352
National Investment Co.(1)	645,000	266,066
National Mobile Telecommunication Co. KSC	162,500	1,484,865
National Real Estate Co.(1)	569,800	274,564
Sultan Center Food Products Co.(1)	2,160,000	826,923

		$48,088,790

Latvia — 0.0%(5)
Grindeks(1)	12,000	$101,969
Latvian Shipping Co.(1)	96,000	42,286

		$144,255

Security	Shares	Value
Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,357,108
Byblos Bank	838,110	1,257,239
Solidere	281,364	3,560,770

		$6,175,117

Lithuania — 0.1%
Apranga PVA	363,680	$930,338
Bankas Snoras(1)(2)	1,114,759	0
Invalda PVA(1)	70,800	215,635
Klaipedos Nafta PVA	1,576,663	758,382
Lesto AB	100,536	75,442
Lietuvos Dujos	200,000	147,962
Lietuvos Energijas Gamyba AB(1)	19,013	9,599
LITGRID Turtas AB	18,780	12,173
Panevezio Statybos Trestas(1)	323,592	427,472
Pieno Zvaigzdes	94,000	225,144
Rokiskio Suris	177,000	317,744
Siauliu Bankas(1)	827,358	256,115

		$3,376,006

Malaysia — 3.1%
Aeon Co. (M) Bhd	184,200	$662,540
Affin Holdings Bhd	236,000	259,641
Airasia Bhd	851,000	839,061
Alliance Financial Group Bhd	330,800	441,992
AMMB Holdings Bhd	615,900	1,279,526
Axiata Group Bhd	1,505,175	3,196,207
Batu Kawan Bhd	100,300	590,465
Berjaya Corp. Bhd	2,498,100	509,574
Berjaya Sports Toto Bhd	445,097	630,410
Boustead Holdings Bhd	412,500	701,282
British American Tobacco Malaysia Bhd	73,000	1,440,644
Bursa Malaysia Bhd	224,600	451,292
CIMB Group Holdings Bhd	1,417,266	3,471,315
Dialog Group Bhd	2,232,664	1,742,298
Digi.com Bhd	1,334,000	2,299,425
Gamuda Bhd	1,965,800	2,207,633
Genting Bhd	1,174,900	3,339,470
Genting Plantations Bhd	261,000	785,403
Hong Leong Bank Bhd	252,400	1,104,515
Hong Leong Financial Group Bhd	90,500	350,301
IGB Corp. Bhd	315,120	238,531
IJM Corp. Bhd	1,007,020	1,552,402
IOI Corp. Bhd	1,671,268	2,717,224
Kinsteel Bhd(1)	1,475,000	173,166
KLCC Property Holdings Bhd	250,000	476,178
KNM Group Bhd(1)	973,075	214,311
Kuala Lumpur Kepong Bhd	227,650	1,641,094
Kulim (Malaysia) Bhd	792,800	1,275,477
Lafarge Malayan Cement Bhd	691,260	2,011,696
Landmarks Bhd(1)	576,800	174,097
Lion Industries Corp. Bhd	436,600	154,006
Malayan Banking Bhd	1,152,486	3,392,153

Security	Shares	Value
Malaysia Airports Holdings Bhd	200,000	$363,503
Malaysian Airline System Bhd(1)	683,133	225,076
Malaysian Resources Corp. Bhd	1,188,000	619,507
Maxis Bhd	1,245,600	2,817,780
Media Prima Bhd	567,300	430,561
MISC Bhd	638,440	885,389
MMC Corp. Bhd	662,000	592,588
Muhibbah Engineering (M) Bhd	639,400	196,104
Multi-Purpose Holdings Bhd	430,540	492,310
Parkson Holdings Bhd	570,622	898,321
Petronas Chemicals Group Bhd	2,573,300	5,374,525
Petronas Dagangan Bhd	374,700	2,756,992
Petronas Gas Bhd	228,000	1,414,700
Pharmaniaga Bhd	7,173	17,698
PPB Group Bhd	300,400	1,183,968
Public Bank Bhd	702,398	3,302,922
Resorts World Bhd	1,613,100	1,844,147
RHB Capital Bhd	260,500	613,725
Sapurakencana Petroleum Bhd(1)	3,311,852	2,505,778
Shell Refining Co. Bhd	201,100	592,314
Sime Darby Bhd	2,443,409	7,829,024
Sino Hua-An International Bhd(1)	2,699,600	153,907
Sunway Bhd(1)	378,040	284,008
Sunway Real Estate Investment Trust	1,028,200	487,481
Supermax Corp. Bhd	500,000	336,614
Ta Ann Holdings Bhd	355,899	456,170
Tan Chong Motor Holdings Bhd	219,000	333,716
Telekom Malaysia Bhd	845,000	1,708,750
Tenaga Nasional Bhd	1,057,531	2,351,015
Top Glove Corp. Bhd	210,000	336,652
UEM Land Holdings Bhd(1)	584,700	320,204
UMW Holdings Bhd	239,000	780,559
Unisem (M) Bhd	799,500	261,072
Wah Seong Corp. Bhd	682,750	389,830
WCT Bhd	699,500	616,798
YTL Corp. Bhd	2,079,418	1,166,062
YTL Power International Bhd	1,521,299	824,350

		$86,087,449

Mauritius — 0.6%
Ireland Blyth, Ltd.	64,209	$164,743
LUX Island Resorts, Ltd.(1)	720,980	355,610
Mauritius Commercial Bank	1,535,695	8,180,602
New Mauritius Hotels, Ltd.	1,267,600	2,280,405
Rogers & Co., Ltd.	48,555	491,503
State Bank of Mauritius, Ltd.	1,389,749	3,818,944
Sun Resorts, Ltd.	656,202	610,041
Terra Mauricia, Ltd.(1)	199,300	249,330
United Basalt Products, Ltd.	102,150	345,489

		$16,496,667

Mexico — 6.4%
Alfa SAB de CV, Series A	5,103,720	$9,500,272
America Movil SAB de CV, Series L	31,395,222	40,000,904
Bolsa Mexicana de Valores SAB de CV	520,000	1,076,217

Security	Shares	Value
Cemex SAB de CV, Series CPO(1)	10,933,870	$9,097,578
Coca-Cola Femsa SA de CV, Series L	102,000	1,320,907
Compartamos SAB de CV	2,866,100	3,355,575
Corporacion GEO SAB de CV, Series B(1)	316,700	388,747
Embotelladoras Arca SAB de CV	215,100	1,523,209
Empresas ICA SAB de CV(1)	952,500	1,841,842
Fomento Economico Mexicano SA de CV, Series UBD	1,277,500	11,763,907
Genomma Lab Internacional SA de CV(1)	620,500	1,200,820
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	915,414
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,584,781
Grupo Bimbo SA de CV, Series A	1,682,508	4,199,816
Grupo Carso SA de CV, Series A1	927,400	3,169,447
Grupo Comercial Chedraui SA de CV	132,800	338,403
Grupo Elektra SA de CV	49,226	2,005,868
Grupo Financiero Banorte SAB de CV, Class O	3,145,800	17,779,785
Grupo Financiero Inbursa SAB de CV, Class O	4,212,816	11,861,049
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,733,674	12,339,464
Grupo Modelo SA de CV, Series C	447,600	4,029,939
Grupo Televisa SA, Series CPO	1,715,518	8,089,960
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,886,003
Industrias CH SAB de CV, Series B(1)	158,452	945,413
Industrias Penoles SA de CV	119,329	5,886,839
Inmuebles Carso SAB de CV(1)	927,400	742,107
Kimberly-Clark de Mexico SAB de CV, Class A	1,185,510	2,831,206
Mexichem SAB de CV	849,207	4,050,173
Minera Frisco SAB de CV(1)	873,200	3,693,805
Organizacion Soriana SAB de CV, Class B	166,700	542,511
Promotora y Operadora de Infraestructura SAB de CV(1)	207,900	1,138,691
TV Azteca SAB de CV, Series CPO	1,018,565	702,691
Wal-Mart de Mexico SAB de CV, Series V	3,678,564	10,359,737

		$180,163,080

Morocco — 1.5%
Alliances Developpement Immobilier SA	19,684	$1,436,845
Attijariwafa Bank	212,000	7,956,080
Banque Centrale Populaire	97,200	2,247,566
Banque Marocaine du Commerce Exterieur (BMCE)	157,000	3,042,702
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	773,428
Centrale Laitiere	4,200	643,283
Ciments du Maroc	9,810	892,287
Compagnie Generale Immobiliere	10,300	920,274
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	300,794
Credit Immobilier et Hotelier	17,500	486,692
Delta Holding SA	60,000	256,985
Douja Promotion Groupe Addoha SA	478,000	3,540,207
Holcim Maroc SA	7,282	1,459,937
Label Vie(1)	3,700	635,331
Lafarge Ciments	10,400	1,685,140
Managem	12,400	2,041,773
Maroc Telecom	810,016	9,641,655
Samir(1)	24,247	1,177,175
Societe des Brasseries du Maroc	1,829	392,470
SONASID (Societe Nationale de Siderurgie)(1)	5,872	851,080
Wafa Assurance	3,400	1,239,408

		$41,621,112

Security	Shares	Value
Nigeria — 0.8%
Access Bank PLC	19,508,511	$1,069,965
Ashaka Cement PLC	2,905,875	280,020
Cadbury Nigeria PLC(1)	1,333,333	203,606
Dangote Cement PLC	2,384,961	1,873,998
Dangote Sugar Refinery PLC	7,275,654	232,042
Diamond Bank PLC(1)	12,314,600	270,238
Ecobank Transnational, Inc.	5,970,792	422,774
First Bank of Nigeria PLC	25,692,210	2,426,844
First City Monument Bank PLC(1)	14,755,996	300,552
Flour Mills of Nigeria PLC	376,008	151,019
Forte Oil PLC(1)	583,796	40,889
Guaranty Trust Bank PLC	25,044,700	3,049,571
Guiness Nigeria PLC	507,134	845,275
Lafarge Cement WAPCO Nigeria PLC	2,504,600	892,086
Nestle Nigeria PLC	275,100	996,932
Nigerian Breweries PLC	3,079,300	2,684,749
Oando PLC(1)	2,340,323	172,144
PZ Cussons Nigeria PLC	2,463,540	386,760
Skye Bank PLC	16,739,600	340,048
UAC of Nigeria PLC	3,415,250	868,053
Unilever Nigeria PLC	2,750,000	723,512
Union Bank of Nigeria PLC(1)	2,936,181	140,532
United Bank for Africa PLC(1)	36,714,397	1,050,985
Zenith Bank PLC	25,112,737	2,604,345

		$22,026,939

Oman — 0.7%
Bank Dhofar SAOG	872,212	$828,412
Bank Muscat SAOG	3,408,565	4,835,081
Bank Sohar	2,501,900	909,033
Dhofar International Development & Investment Holding Co.	256,825	232,749
Galfar Engineering & Contracting SAOG	930,340	999,029
National Bank of Oman, Ltd.	866,360	606,693
Oman Cables Industry SAOG	112,400	272,758
Oman Cement Co. SAOG	768,532	1,263,177
Oman Flour Mills Co., Ltd. SAOG	543,700	696,449
Oman International Bank SAOG	1,447,577	808,376
Oman Telecommunications Co.	1,262,260	4,363,145
Omani Qatari Telecommunications Co. SAOG	671,100	880,501
Ominvest	664,096	605,032
Raysut Cement Co. SAOG	468,410	1,666,979
Renaissance Holdings Co.(1)	1,085,940	1,444,942
Shell Oman Marketing Co.	66,100	404,524

		$20,816,880

Pakistan — 0.9%
Adamjee Insurance Co., Ltd.	235,620	$161,985
Aisha Steel Mills, Ltd., PFC Shares(1)	69,476	7,689
AkzoNobel Pakistan, Ltd.(1)	56,145	53,094
Arif Habib Co., Ltd.	764,236	215,250
Attock Petroleum, Ltd.	99,000	546,461
Bank Alfalah, Ltd.	1,396,394	228,268
D.G. Khan Cement Co., Ltd.(1)	850,320	453,554
Engro Corp., Ltd.	1,138,716	1,290,371
Fauji Fertilizer Bin Qasim, Ltd.	841,000	317,969

Security	Shares	Value
Fauji Fertilizer Co., Ltd.	1,336,114	$1,579,227
Habib Bank, Ltd.	219,615	246,703
Hub Power Co., Ltd.	5,794,400	2,846,625
ICI Pakistan, Ltd.	111,654	192,762
Indus Motor Co., Ltd.	112,000	301,073
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	275,829
Kot Addu Power Co., Ltd.	1,343,500	683,912
Lucky Cement, Ltd.	883,300	1,242,673
Muslim Commercial Bank, Ltd.	1,626,848	3,185,865
National Bank of Pakistan	1,675,240	777,113
Nishat Mills, Ltd.	1,922,980	1,146,685
Oil & Gas Development Co., Ltd.	1,601,500	3,007,968
Pakistan Oil Fields, Ltd.	273,700	1,250,186
Pakistan Petroleum, Ltd.	1,244,952	2,310,515
Pakistan State Oil Co., Ltd.	388,680	890,137
Pakistan Telecommunication Co., Ltd.(1)	4,498,500	927,147
United Bank, Ltd.	1,302,825	1,013,680

		$25,152,741

Peru — 1.5%
Alicorp SA	2,077,461	$5,598,547
Banco Continental SA	265,780	684,531
Cia de Minas Buenaventura SA	82,880	3,031,222
Cia de Minas Buenaventura SA ADR	138,176	5,383,337
Cia Minera Milpo SA	808,171	1,144,974
Credicorp, Ltd. ADR	65,435	8,197,697
Edegel SA	2,023,411	1,690,395
Ferreyros SA	717,033	648,711
Grana y Montero SA	965,092	3,269,609
Intergroup Financial Services Corp.	40,900	1,329,250
Luz del Sur SAA	83,400	255,578
Minsur SA	1,384,773	1,316,801
Sociedad Minera Cerro Verde SAA(1)	47,600	1,980,160
Sociedad Minera el Brocal SA	32,370	498,230
Southern Copper Corp.	147,455	5,066,554
Volcan Cia Minera SA, Class B	2,403,598	2,702,024

		$42,797,620

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	3,648,000	$4,269,337
Aboitiz Power Corp.	1,264,300	1,016,044
ABS-CBN Holdings Corp. PDR	236,200	187,295
Alliance Global Group, Inc.	5,313,100	1,867,873
Ayala Corp.	211,838	2,158,628
Ayala Land, Inc.	3,534,608	2,019,600
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,473
Bank of the Philippine Islands	1,051,521	2,007,144
BDO Unibank, Inc.	1,198,920	1,862,133
DMCI Holdings, Inc.	716,100	994,297
Energy Development Corp.	5,342,650	779,235
Filinvest Land, Inc.	16,105,546	524,154
First Gen Corp.(1)	1,129,760	541,180
First Philippine Holdings Corp.	207,200	392,160
Globe Telecom, Inc.	22,170	614,792
GMA Holdings, Inc. PDR	1,242,100	285,075
International Container Terminal Services, Inc.	551,900	930,258

Security	Shares	Value
JG Summit Holding, Inc.	2,893,700	$2,255,506
Jollibee Foods Corp.	467,000	1,131,501
Lopez Holdings Corp.	11,450,000	1,522,614
Manila Electric Co.	367,104	2,243,869
Manila Water Co.	481,700	312,096
Megaworld Corp.	10,700,000	569,644
Metropolitan Bank & Trust Co.	747,479	1,655,803
Nickel Asia Corp.	1,613,850	675,892
Philex Mining Corp.	3,645,900	1,244,831
Philex Petroleum Corp.(1)	691,700	405,009
Philippine Long Distance Telephone Co.	52,460	3,499,944
Robinsons Land Corp.	1,290,000	588,371
San Miguel Corp.	138,800	367,058
Semirara Mining Corp.	310,100	1,647,793
SM Investments Corp.	223,132	3,902,541
SM Prime Holdings, Inc.	6,140,050	2,086,326
Universal Robina Corp.	1,148,700	1,915,515
Vista Land & Lifescapes, Inc.	6,128,000	700,672

		$47,182,663

Poland — 3.3%
Agora SA	69,000	$161,199
AmRest Holdings SE(1)	30,208	684,611
Asseco Poland SA	256,570	3,577,633
Bank Handlowy w Warszawie SA	38,385	1,055,335
Bank Millennium SA(1)	697,490	843,480
Bank Pekao SA	127,585	6,294,227
Bioton SA(1)	19,451,400	425,015
Boryszew SA(1)	3,500,000	622,147
BRE Bank SA(1)	24,950	2,463,080
Budimex SA	43,576	803,309
Cinema City International NV(1)	53,500	499,766
Cyfrowy Polsat SA(1)	709,480	3,250,281
Eurocash SA	288,203	3,547,565
Get Bank SA(1)	976,213	522,625
Getin Holding SA(1)	333,533	208,350
Getin Noble Bank SA(1)	24,505	13,080
Globe Trade Centre SA(1)	364,288	847,527
Grupa Lotos SA(1)	176,940	1,738,090
Jastrzebska Spolka Weglowa SA	55,400	1,582,189
Kernel Holding SA(1)	13,100	265,920
KGHM Polska Miedz SA	169,118	8,068,267
KOPEX SA(1)	104,700	620,578
LC Corp. SA(1)	608,300	226,307
LPP SA	2,402	2,552,496
Lubelski Wegiel Bogdanka SA	43,100	1,623,883
Netia SA(1)	639,700	1,227,027
NG2 SA	45,300	783,284
Orbis SA	138,180	1,673,239
Polimex-Mostostal SA(1)	3,573,572	918,183
Polish Oil & Gas(1)	2,342,566	2,977,684
Polska Grupa Energetyczna SA	1,168,400	6,747,164
Polski Koncern Naftowy Orlen SA(1)	406,795	5,779,566

Security	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	882,382	$9,806,923
Powszechny Zaklad Ubezpieczen SA	69,100	7,772,844
Rovese SA(1)	170,700	131,697
Tauron Polska Energia SA	2,465,000	3,767,802
Telekomunikacja Polska SA	1,109,645	5,702,442
Telekomunikacja Polska SA GDR(4)	76,100	390,766
Telekomunikacja Polska SA GDR(3)	169,000	867,798
TVN SA	906,566	1,962,102

		$93,005,481

Qatar — 1.7%
Al Meera Consumer Goods Co.	26,500	$1,194,533
Barwa Bank(1)(2)	152,394	269,082
Barwa Real Estate Co.	126,643	1,023,865
Commercial Bank of Qatar	72,232	1,474,922
Doha Bank, Ltd.	63,819	957,445
Gulf International Services QSC	204,380	1,517,795
Industries Qatar	284,707	10,959,674
Masraf Al Rayan	507,800	3,766,161
Qatar Electricity & Water Co.	60,800	2,207,882
Qatar Fuel	16,500	1,290,859
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	2,385,984
Qatar Insurance Co.	29,409	565,051
Qatar International Islamic Bank	32,210	462,190
Qatar Islamic Bank	81,415	1,726,379
Qatar National Bank	248,486	9,225,311
Qatar National Cement Co.	12,559	361,998
Qatar National Navigation	93,351	1,551,174
Qatar Telecom QSC	181,595	5,260,485
United Development Co.(1)	154,518	775,190
Vodafone Qatar(1)	770,600	1,912,819

		$48,888,799

Romania — 0.6%
Antibiotice SA	1,559,438	$167,767
Banca Transilvania(1)	13,952,420	4,412,594
Biofarm Bucuresti	8,097,100	423,337
BRD-Group Societe Generale	2,483,100	5,062,779
OMV Petrom SA	43,591,503	4,847,760
Transelectrica SA	101,000	345,587
TRANSGAZ SA Medias	5,376	289,679

		$15,549,503

Russia — 6.4%
Aeroflot-Russian Airlines	749,030	$1,045,051
AvtoVAZ(1)	2,100,000	1,059,534
CTC Media, Inc.	357,900	3,260,469
Evraz PLC	107,250	428,252
Federal Grid Co. Unified Energy System JSC(1)	309,215,100	2,307,982
Federal Hydrogenerating Co. JSC	151,778,826	4,173,159
Gazprom Neft	77,000	376,836
IDGC Holding JSC(1)	21,000,000	1,592,073
LUKOIL OAO ADR	223,400	13,808,174
LUKOIL OAO GDR	66,100	4,067,794
Magnit OJSC	26,200	3,502,374
Magnitogorsk Iron & Steel Works GDR(1)(3)	58,800	272,175

Security	Shares	Value
Mail.ru Group, Ltd. GDR(3)	65,100	$2,180,397
Mechel ADR	203,500	1,432,640
MMC Norilsk Nickel ADR	114,877	1,832,288
MMC Norilsk Nickel GDR	270,860	4,334,357
Mobile TeleSystems ADR	101,500	1,778,280
Mobile TeleSystems OJSC	1,435,719	10,543,946
Mosenergo	7,630,462	339,426
NovaTek OAO GDR(3)	61,800	7,336,799
Novolipetsk Steel GDR(3)	35,000	696,279
OAO Gazprom ADR	2,861,000	28,832,795
OAO Inter Rao Ues(1)	1,993,581,189	1,716,473
OAO TMK GDR(1)(3)	42,000	640,120
PIK Group GDR(1)(3)	100,000	221,437
Polymetal International PLC	48,800	856,475
Rosneft Oil Co. GDR(1)(3)	796,600	5,371,925
Rostelecom	516,300	2,223,112
Rostelecom ADR	63,133	1,609,892
Sberbank of Russia(3)	6,931,380	20,272,581
Sberbank of Russia ADR	488,350	5,754,340
Sberbank of Russia, PFC Shares	862,200	1,834,945
Severstal OAO GDR(3)	39,600	496,798
Sistema JSFC GDR(3)	128,500	2,623,640
Surgutneftegas OJSC ADR	176,000	1,602,304
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,606,710
Surgutneftegas OJSC GDR	522,200	4,732,589
Tatneft ADR	167,432	6,964,568
TGK-2(1)	47,290,846	3,263
Transneft, PFC Shares	800	1,462,135
Uralkali	329,500	2,729,490
Uralkali GDR(3)	70,400	2,921,759
VimpelCom, Ltd. ADR	464,130	5,523,147
VTB Bank OJSC GDR(3)	1,712,874	5,730,763
X5 Retail Group NV GDR(1)(3)	275,800	5,813,981
Yandex NV, Class A(1)	113,400	2,734,074

		$180,647,601

Slovenia — 0.5%
Gorenje DD	80,554	$473,152
KRKA DD	120,682	7,712,915
Luka Koper(1)	34,436	372,665
Mercator Poslovni Sistem	7,524	1,080,566
Nova Kreditna Banka Maribor	156,914	243,221
Petrol	5,072	1,405,222
Sava DD(1)	2,986	23,353
Telekom Slovenije DD	21,671	2,127,870
Zavarovalnica Triglav DD	57,322	1,065,636

		$14,504,600

South Africa — 6.1%
ABSA Group, Ltd.	140,173	$2,338,649
Adcock Ingram Holdings, Ltd.	72,016	512,226
AECI, Ltd.	48,300	473,038
African Bank Investments, Ltd.	415,015	1,651,256
African Oxygen, Ltd. (AFROX)	143,280	327,436

Security	Shares	Value
African Rainbow Minerals, Ltd.	44,100	$865,676
Anglo Platinum, Ltd.	24,200	1,242,964
AngloGold Ashanti, Ltd.	141,034	4,916,276
AngloGold Ashanti, Ltd. ADR	25,699	900,750
Arcelormittal South Africa, Ltd.(1)	69,201	342,273
Arrowhead Properties, Ltd., Class A	42,300	33,019
Arrowhead Properties, Ltd., Class B	42,300	29,807
Aspen Pharmacare Holdings, Ltd.	195,268	3,360,179
Astral Foods, Ltd.	26,100	327,019
Aveng, Ltd.	516,996	1,949,306
AVI, Ltd.	228,000	1,635,055
Barloworld, Ltd.	336,700	2,907,753
Bidvest Group, Ltd.	357,503	8,844,066
Capital Property Fund	592,025	753,548
Clicks Group, Ltd.	218,200	1,512,694
DataTec, Ltd.	285,500	1,803,863
Discovery Holdings, Ltd.	221,254	1,478,354
FirstRand, Ltd.	1,633,485	5,474,950
Foschini, Ltd.	104,323	1,585,274
Gold Fields, Ltd.	310,680	3,926,112
Grindrod, Ltd.	416,000	706,862
Group Five, Ltd.	115,500	353,513
Growthpoint Properties, Ltd.	608,900	1,823,598
Harmony Gold Mining Co., Ltd.	172,600	1,425,738
Hyprop Investments, Ltd.	65,400	562,613
Illovo Sugar, Ltd.	51,000	187,090
Impala Platinum Holdings, Ltd.	229,686	3,836,521
Imperial Holdings, Ltd.	61,800	1,390,368
Investec, Ltd.	106,800	657,299
JSE, Ltd.	45,700	377,890
Kumba Iron Ore, Ltd.	35,800	2,157,983
Kumba Resources, Ltd.	84,500	1,634,776
Lewis Group, Ltd.	39,800	341,794
Liberty Holdings, Ltd.	52,100	622,051
Life Healthcare Group Holdings, Ltd.	433,721	1,657,004
Massmart Holdings, Ltd.	48,804	978,596
Mediclinic International, Ltd.	161,590	796,711
MMI Holdings, Ltd.	413,933	1,052,694
Mondi, Ltd.	29,155	296,475
Mr. Price Group, Ltd.	188,400	2,852,138
MTN Group, Ltd.	1,623,880	31,349,202
Murray & Roberts Holdings, Ltd.(1)	315,200	838,227
Nampak, Ltd.	246,700	847,149
Naspers, Ltd., Class N	167,576	10,393,387
Nedbank Group, Ltd.	101,000	2,228,051
Netcare, Ltd.	395,900	850,040
Northam Platinum, Ltd.	130,300	468,426
Pick’n Pay Holdings, Ltd.	125,270	307,689
Pick’n Pay Stores, Ltd.	152,660	819,406
Pretoria Portland Cement Co., Ltd.	183,714	638,622
Redefine Properties, Ltd.	1,341,296	1,505,139
Remgro, Ltd.	203,605	3,559,591
Reunert, Ltd.	257,600	2,136,107
RMB Holdings, Ltd.	380,500	1,691,834

Security	Shares	Value
RMI Holdings	449,000	$1,160,774
Sanlam, Ltd.	773,090	3,493,324
Santam, Ltd.	27,610	629,333
Sappi, Ltd.(1)	270,600	774,047
Sasol, Ltd.	226,136	10,083,331
Shoprite Holdings, Ltd.	201,153	4,064,269
Spar Group, Ltd.	79,260	1,218,628
Standard Bank Group, Ltd.	488,549	6,206,286
Steinhoff International Holdings, Ltd.(1)	552,500	1,732,937
Sun International, Ltd.	33,860	347,329
Telkom South Africa, Ltd.(1)	333,000	708,598
Tiger Brands, Ltd.	72,016	2,362,288
Tongaat-Hulett	25,322	425,839
Truworths International, Ltd.	192,241	2,173,277
Vodacom Group (Pty), Ltd.	248,600	3,050,358
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,080,485
Woolworths Holdings, Ltd.	355,542	2,596,192

		$172,643,422

South Korea — 6.3%
AMOREPACIFIC Corp.	783	$831,090
AMOREPACIFIC Group, Inc.	2,641	1,170,760
BS Financial Group, Inc.	73,284	787,186
Celltrion, Inc.	42,150	1,056,326
Cheil Industries, Inc.	19,900	1,807,556
Cheil Worldwide, Inc.	21,650	459,144
CJ CheilJedang Corp.	2,100	579,374
CJ Corp.	9,583	864,401
CJ O Shopping Co., Ltd.	1,122	239,515
Daelim Industrial Co., Ltd.	6,870	581,651
Daesang Corp.	29,700	624,234
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	561,802
Daewoo Industrial Development Co., Ltd.(1)	3,501	51,753
Daewoo International Corp.	10,502	395,484
Daewoo Motor Sales Corp.(1)	4,895	51,753
Daewoo Securities Co., Ltd.	86,759	987,382
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	459,880
Daishin Securities Co.	14,000	110,664
DGB Financial Group Co., Ltd.	50,580	665,661
Dong-A Pharmaceutical Co., Ltd.	4,228	396,428
Dongbu Insurance Co., Ltd.	16,120	699,267
Dongkuk Steel Mill Co., Ltd.	18,400	267,751
Doosan Corp.	4,600	565,773
Doosan Heavy Industries & Construction Co., Ltd.	10,750	538,074
Doosan Infracore Co., Ltd.(1)	22,060	373,521
E-Mart Co., Ltd.	5,011	1,090,389
GS Engineering & Construction Corp.	6,000	409,636
GS Holdings Corp.	20,654	1,229,673
Hana Financial Group, Inc.	89,600	2,732,689
Hanjin Shipping Co., Ltd.(1)	74,800	901,319
Hanjin Transportation Co., Ltd.	10,500	191,889
Hankook Tire Co., Ltd.	33,930	1,269,980
Hanwha Chemical Corp.	65,820	1,250,468
Hanwha Corp.	27,900	863,441
Hanwha Securities Co., Ltd.	49,695	184,810

Security	Shares	Value
Hite-Jinro Co., Ltd.	7,206	$157,660
Honam Petrochemical Corp.	6,600	1,557,117
Hotel Shilla Co., Ltd.	12,750	633,685
Hynix Semiconductor, Inc.(1)	104,870	2,131,267
Hyosung Corp.	8,400	467,943
Hyundai Department Store Co., Ltd.	3,900	533,738
Hyundai Development Co.	13,980	277,595
Hyundai Engineering & Construction Co., Ltd.	14,670	884,200
Hyundai Glovis Co., Ltd.	7,450	1,624,968
Hyundai Heavy Industries Co., Ltd.	11,813	2,659,107
Hyundai Marine & Fire Insurance Co., Ltd.	27,850	862,042
Hyundai Merchant Marine Co., Ltd.(1)	30,100	719,833
Hyundai Mipo Dockyard Co., Ltd.	2,620	317,842
Hyundai Mobis	17,000	4,726,084
Hyundai Motor Co.	37,690	8,501,240
Hyundai Motor Co., PFC Shares	12,900	896,806
Hyundai Securities Co., Ltd.	48,800	405,008
Hyundai Steel Co.	20,500	1,615,631
Industrial Bank of Korea	71,500	783,489
Kangwon Land, Inc.	36,658	821,947
KB Financial Group, Inc.	87,829	3,113,134
KB Financial Group, Inc. ADR	48,488	1,711,141
KCC Corp.	1,710	446,846
Kia Motors Corp.	59,700	3,709,360
KIWOOM Securities Co., Ltd.	8,011	469,229
Korea Electric Power Corp.(1)	112,610	2,827,325
Korea Exchange Bank(1)	82,200	626,174
Korea Express Co., Ltd.(1)	4,378	380,053
Korea Gas Corp.	12,900	827,575
Korea Investment Holdings Co., Ltd.	10,400	373,659
Korea Zinc Co., Ltd.	5,400	2,350,189
Korean Air Lines Co., Ltd.(1)	16,966	721,919
Korean Reinsurance Co.	26,946	285,888
KT Corp.	87,949	2,778,156
KT&G Corp.	35,480	2,704,215
KTB Securities Co., Ltd.(1)	80,000	171,780
LG Chem, Ltd.	15,704	4,642,273
LG Corp.	19,570	1,087,645
LG Display Co., Ltd.(1)	39,300	994,516
LG Electronics, Inc.	22,196	1,370,840
LG Hausys, Ltd.	4,611	337,185
LG Household & Health Care, Ltd.	2,300	1,309,858
LG Life Sciences, Ltd.(1)	9,500	402,487
LG Uplus Corp.	55,513	362,215
LIG Insurance Co., Ltd.	14,790	343,655
Lotte Shopping Co., Ltd.	4,500	1,290,473
LS Corp.	7,030	608,951
LS Industrial Systems Co., Ltd.	4,500	280,821
MegaStudy Co., Ltd.	2,500	165,952
Mirae Asset Securities Co., Ltd.	10,170	307,378
Namhae Chemical Corp.	32,500	302,683
NCsoft Corp.	5,300	1,132,079
NHN Corp.	9,658	2,517,151
Nong Shim Co., Ltd.	1,100	262,352

Security	Shares	Value
OCI Co., Ltd.	7,120	$1,142,576
ORION Corp.	1,000	872,973
POSCO	24,900	8,148,704
S-Oil Corp.	15,372	1,451,540
S1 Corp.	10,130	621,339
Samsung C&T Corp.	29,430	1,736,126
Samsung Card Co., Ltd.	22,360	801,692
Samsung Electro-Mechanics Co., Ltd.	16,480	1,420,367
Samsung Electronics Co., Ltd.	28,830	34,742,983
Samsung Electronics Co., Ltd., PFC Shares	620	438,235
Samsung Engineering Co., Ltd.	5,300	909,400
Samsung Fine Chemicals Co., Ltd.	10,800	645,945
Samsung Fire & Marine Insurance Co., Ltd.	15,174	3,246,860
Samsung Heavy Industries Co., Ltd.	34,100	1,145,789
Samsung Life Insurance Co., Ltd.	35,500	3,059,147
Samsung SDI Co., Ltd.	7,200	1,018,285
Samsung Securities Co., Ltd.	24,112	1,129,221
Samsung Techwin Co., Ltd.	8,485	487,620
Shinhan Financial Group Co., Ltd.	167,762	5,701,989
Shinsegae Co., Ltd.	1,770	333,453
SK Chemicals Co., Ltd.	7,300	427,023
SK Holdings Co., Ltd.	6,541	906,597
SK Innovation Co., Ltd.	22,071	3,316,308
SK Networks Co., Ltd.	40,500	371,309
SK Telecom Co., Ltd.	14,400	1,891,534
SK Telecom Co., Ltd. ADR	25,326	368,240
STX Pan Ocean Co., Ltd.	39,400	130,711
TONGYANG Securities, Inc.	47,500	178,506
Woongjin Coway Co., Ltd.	15,560	429,611
Woori Finance Holdings Co., Ltd.	135,300	1,331,598
Woori Investment & Securities Co., Ltd.	65,922	690,380
Yuhan Corp.	2,370	325,957

		$176,465,101

Taiwan — 5.9%
Acer, Inc.(1)	873,380	$855,312
Advanced Semiconductor Engineering, Inc.	1,687,281	1,291,093
Advantech Co., Ltd.	186,849	680,900
Altek Corp.	294,911	175,126
Ambassador Hotel	221,000	249,825
AmTRAN Technology Co., Ltd.	376,765	294,753
Asia Cement Corp.	824,993	1,039,599
Asia Optical Co., Inc.(1)	187,913	213,366
Asustek Computer, Inc.	216,174	2,340,171
AU Optronics Corp.(1)	1,459,925	522,056
AU Optronics Corp. ADR(1)	33,754	117,464
Capital Securities Corp.	605,143	228,940
Catcher Technology Co., Ltd.	215,100	1,007,666
Cathay Financial Holding Co., Ltd.	2,688,785	2,869,712
Cathay Real Estate Development Co., Ltd.	660,000	316,453
Chang Hwa Commercial Bank	1,596,664	861,141
Cheng Shin Rubber Industry Co., Ltd.	1,226,914	3,212,809
Cheng Uei Precision Industry Co., Ltd.	149,516	357,043
Chicony Electronics Co., Ltd.	155,791	365,429
Chimei Innolux Corp.(1)	2,121,389	768,116

Security	Shares	Value
China Airlines, Ltd.(1)	940,963	$392,315
China Development Financial Holding Corp.(1)	5,191,106	1,278,791
China Life Insurance Co., Ltd.(1)	1,028,645	945,263
China Motor Corp.	1,026,930	986,282
China Petrochemical Development Corp.	856,900	722,751
China Steel Corp.	4,080,864	3,717,646
Chinatrust Financial Holding Co., Ltd.	4,548,633	2,732,654
Chipbond Technology Corp.	240,000	379,295
Chong Hong Construction Co., Ltd.	150,351	371,307
Chunghwa Telecom Co., Ltd.	2,006,909	6,411,366
Clevo Co.	191,178	282,213
CMC Magnetics Corp.(1)	1,370,000	232,453
Compal Electronics, Inc.	1,023,557	917,231
Coretronic Corp.	282,312	268,813
D-Link Corp.	359,590	219,231
Delta Electronics, Inc.	566,603	2,185,801
Dynapack International Technology Corp.	67,666	312,610
E Ink Holdings, Inc.	249,000	270,310
E.Sun Financial Holding Co., Ltd.	2,042,891	1,152,314
Elan Microelectronics Corp.	142,410	250,368
Epistar Corp.	321,439	683,266
Eternal Chemical Co., Ltd.	310,905	265,219
EVA Airways Corp.	1,149,999	673,005
Evergreen International Storage & Transport Corp.	266,000	180,709
Evergreen Marine Corp.(1)	829,717	435,907
Everlight Chemical Industrial Corp.	311,850	207,629
Everlight Electronics Co., Ltd.	103,212	166,129
Far Eastern Department Stores, Ltd.	1,037,848	1,114,796
Far Eastern International Bank	860,164	339,121
Far Eastern New Century Corp.	940,162	1,057,658
Far EasTone Telecommunications Co., Ltd.	1,012,364	2,498,231
Faraday Technology Corp.	437,215	684,000
Feng Hsin Iron & Steel Co., Ltd.	172,000	297,752
First Financial Holding Co., Ltd.	2,220,676	1,369,054
First Steamship Co., Ltd.	119,084	127,228
Formosa Chemicals & Fibre Corp.	1,174,364	3,144,891
Formosa International Hotels Corp.	30,598	365,664
Formosa Petrochemical Corp.	985,153	2,955,520
Formosa Plastics Corp.	1,691,436	4,819,283
Formosa Taffeta Co., Ltd.	545,000	521,484
Formosan Rubber Group, Inc.	450,000	321,749
Foxconn International Holdings, Ltd.(1)	522,000	171,201
Foxconn Technology Co., Ltd.	302,512	1,171,105
Fubon Financial Holding Co., Ltd.	2,488,833	2,688,164
Giant Manufacturing Co., Ltd.	168,093	889,670
Gintech Energy Corp.(1)	266,294	272,063
Goldsun Development & Construction Co., Ltd.	617,053	246,670
Great Wall Enterprise Co., Ltd.	247,202	228,451
HannStar Display Corp.(1)	926,743	92,746
Highwealth Construction Corp.	208,691	349,556
Hon Hai Precision Industry Co., Ltd.	2,382,019	7,458,207
Hotai Motor Co., Ltd.	98,000	699,419
HTC Corp.	208,311	2,011,594
Hua Nan Financial Holdings Co., Ltd.	1,984,792	1,109,665
Huaku Development Co., Ltd.	187,010	449,825
Inotera Memories, Inc.(1)	2,102,619	362,154

Security	Shares	Value
Inventec Co., Ltd.	817,753	$322,619
King Yuan Electronics Co., Ltd.	711,274	390,657
Kinsus Interconnect Technology Corp.	166,280	486,609
Largan Precision Co., Ltd.	45,042	926,286
Lee Chang Yung Chemical Industry Corp.	241,613	348,914
Lite-On Technology Corp.	542,684	698,985
Macronix International Co., Ltd.	1,015,868	337,687
MediaTek, Inc.	288,371	3,036,270
Mega Financial Holding Co., Ltd.	4,171,507	3,198,944
Merida Industry Co., Ltd.	185,150	678,589
Mitac International Corp.	626,073	241,186
Motech Industries, Inc.(1)	116,148	121,855
Nan Kang Rubber Tire Co., Ltd.	889,819	1,237,410
Nan Ya Plastics Corp.	1,960,538	3,920,499
Nan Ya Printed Circuit Board Corp.	99,942	162,599
Nanya Technology Corp.(1)	2,813,575	165,221
Neo Solar Power Corp.(1)	144,016	93,171
Novatek Microelectronics Corp., Ltd.	160,479	577,861
Oriental Union Chemical Corp.	453,200	514,966
Pan-International Industrial Co., Ltd.(1)	144,272	143,525
Pegatron Corp.	322,486	417,821
Phison Electronics Corp.	43,692	350,759
Pou Chen Corp.	1,574,764	1,605,358
Powertech Technology, Inc.	160,725	307,160
President Chain Store Corp.	619,120	3,304,836
Qisda Corp.(1)	631,380	142,764
Quanta Computer, Inc.	782,065	2,073,607
Radiant Opto-Electronics Corp.	200,340	865,892
Radium Life Tech Co., Ltd.	322,376	222,968
Realtek Semiconductor Corp.	163,903	322,900
RichTek Technology Corp.	87,497	522,073
Ritek Corp.(1)	968,757	128,192
Ruentex Development Co., Ltd.	303,019	571,359
Ruentex Industries, Ltd.	742,071	1,733,512
Sanyang Industrial Co., Ltd.(1)	742,000	509,429
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	591,197
Shin Kong Synthetic Fibers Corp.	965,996	337,316
Siliconware Precision Industries Co., Ltd.	431,260	477,581
Siliconware Precision Industries Co., Ltd. ADR	74,607	411,085
Simplo Technology Co., Ltd.	123,820	739,033
Sincere Navigation	188,000	164,212
Sino-American Silicon Products, Inc.	183,259	247,352
SinoPac Financial Holdings Co., Ltd.	2,413,375	1,012,357
Solar Applied Materials Technology Corp.	329,817	428,451
Synnex Technology International Corp.	651,960	1,473,331
Tainan Spinning Co., Ltd.	937,506	453,592
Taishin Financial Holdings Co., Ltd.	2,806,509	1,078,026
Taiwan Business Bank(1)	1,596,551	478,978
Taiwan Cement Corp.	1,018,118	1,256,381
Taiwan Cooperative Financial Holding Co., Ltd.	1,410,005	779,156
Taiwan Fertilizer Co., Ltd.	312,000	843,296
Taiwan Glass Industry Corp.	252,874	255,562
Taiwan Life Insurance Co., Ltd.(1)	361,770	238,686
Taiwan Mobile Co., Ltd.	904,052	3,296,838
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	18,844,862

Security	Shares	Value
Taiwan Tea Corp.	661,346	$368,224
Tatung Co., Ltd.(1)	1,214,645	312,617
Teco Electric & Machinery Co., Ltd.	989,000	682,274
Tong Yang Industry Co., Ltd.	370,562	364,176
TPK Holding Co., Ltd.	67,515	882,426
Transcend Information, Inc.	63,886	172,505
Tripod Technology Corp.	152,979	374,124
TSRC Corp.	258,940	572,071
TTY Biopharm Co., Ltd.	133,428	541,084
Tung Ho Steel Enterprise Corp.	293,385	299,675
U-Ming Marine Transport Corp.	202,000	322,342
Uni-President Enterprises Corp.	3,299,514	5,829,719
Unimicron Technology Corp.	305,171	362,052
United Microelectronics Corp.	2,516,361	1,041,227
United Microelectronics Corp. ADR	93,397	191,464
Vanguard International Semiconductor Corp.	784,175	483,578
Walsin Lihwa Corp.(1)	1,085,980	378,211
Wan Hai Lines, Ltd.(1)	606,375	339,287
Waterland Financial Holdings	1,455,302	442,648
Wintek Corp.(1)	706,482	367,606
Wistron Corp.	554,123	663,499
WPG Holdings Co., Ltd.	548,136	727,489
Yageo Corp.(1)	1,003,000	303,984
Yang Ming Marine Transport(1)	1,116,288	463,288
Yieh Phui Enterprise	955,867	297,802
Yuanta Financial Holding Co., Ltd.	3,872,071	2,026,474
Yuen Foong Yu Paper Manufacturing Co., Ltd.	866,414	369,022
Yulon Motor Co., Ltd.	824,420	1,652,291

		$167,145,707

Thailand — 3.3%
Advanced Info Service PCL(6)	1,279,600	$8,886,336
Airports of Thailand PCL(6)	383,300	988,220
Asian Property Development PCL(6)	2,209,200	648,547
Bangkok Bank PCL	104,400	656,317
Bangkok Bank PCL(6)	264,800	1,724,781
Bangkok Bank PCL NVDR	35,000	220,030
Bangkok Dusit Medical Services PCL(6)	781,000	2,725,883
Bangkok Expressway PCL(6)	895,900	858,390
Bank of Ayudhya PCL(6)	1,814,000	1,834,918
Banpu PCL(6)	135,800	1,725,307
BEC World PCL(6)	1,531,300	3,788,725
Berli Jucker PCL(6)	630,500	1,170,861
Big C Supercenter PCL(6)	113,000	684,997
Bumrungrad Hospital PCL(6)	368,300	978,848
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	159,030
Central Pattana PCL(6)	540,700	1,049,546
Charoen Pokphand Foods PCL(6)	2,276,500	2,474,176
CP ALL PCL(6)	3,026,100	3,480,310
Delta Electronics (Thailand) PCL(6)	1,147,270	957,382
Electricity Generating PCL(6)	189,500	799,154
G Steel PCL(1)(6)	23,786,500	262,879
Glow Energy PCL(6)	377,600	810,909
Hana Microelectronics PCL(6)	1,416,900	960,340
Indorama Ventures PCL(6)	1,287,100	1,197,158

Security	Shares	Value
IRPC PCL(6)	3,989,000	$550,703
Italian-Thai Development PCL(1)(6)	3,169,700	370,027
Kasikornbank PCL(6)	1,026,000	6,068,697
Kiatnakin Bank PCL(6)	350,000	525,139
Krung Thai Bank PCL(6)	2,016,100	1,195,619
Land & Houses PCL	697,800	205,741
Land & Houses PCL(6)	5,499,500	1,621,484
Major Cineplex Group PCL(6)	754,100	461,803
Minor International PCL(6)	2,431,691	1,214,366
Precious Shipping PCL(6)	622,500	266,809
PTT Exploration & Production PCL(6)	925,600	4,876,470
PTT Global Chemical PCL(6)	623,650	1,274,739
PTT PCL(6)	605,700	6,460,469
Quality House PCL(6)	5,102,500	325,958
Ratchaburi Electricity Generating Holding PCL(6)	578,300	911,534
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	209,494
Shin Corp. PCL(6)	426,000	946,916
Siam Cement PCL(6)	263,800	3,399,577
Siam City Cement PCL(6)	42,900	531,274
Siam Commercial Bank PCL(6)	1,090,500	5,952,300
Siam Makro PCL(6)	157,600	2,027,442
Sino Thai Engineering & Construction PCL(6)	2,118,900	1,408,222
Thai Airways International PCL(1)(6)	1,290,500	908,008
Thai Beverage PCL	3,621,000	1,194,110
Thai Oil PCL(6)	490,400	1,037,630
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	740,288
Thai Union Frozen Products PCL(6)	860,498	2,044,638
Thanachart Capital PCL(6)	523,300	640,399
Thoresen Thai Agencies PCL(6)	719,990	385,253
TMB Bank PCL(6)	15,227,400	897,982
Total Access Communication PCL(6)	1,135,000	3,382,806
TPI Polene PCL(6)	1,130,500	472,753
True Corp. PCL(1)(6)	7,010,292	1,385,593

		$92,937,287

Turkey — 3.2%
Adana Cimento Sanayii TAS	82,728	$157,536
Akbank TAS	1,453,081	5,742,583
Akcansa Cimento AS	38,000	166,186
Akenerji Elektrik Uretim AS(1)	270,121	305,527
Aksa Akrilik Kimya Sanayii AS	228,054	597,618
Alarko Holding AS	207,704	442,869
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	187,051
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,285,693
Arcelik AS	325,221	1,731,831
Asya Katilim Bankasi AS(1)	874,200	963,643
Aygaz AS	177,606	756,349
Bagfas Bandirma Gubre Fabrikalari AS	8,000	783,833
BIM Birlesik Magazalar AS	111,996	4,672,519
Cimsa Cimento Sanayi ve Ticaret AS	64,400	284,134
Coca-Cola Icecek AS	65,400	1,223,404
Dogan Sirketler Grubu Holding AS(1)	2,058,552	825,481
Dogus Otomotiv Servis ve Ticaret AS	140,556	474,674
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	343,434
Enka Insaat ve Sanayi AS	1,531,125	3,837,974

Security	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	2,475,605	$3,047,696
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS(1)	7,000	170,677
Gubre Fabrikalari TAS(1)	59,700	422,124
Haci Omer Sabanci Holding AS	848,449	3,722,110
Ihlas Holding AS(1)	1,888,400	1,421,282
Is Gayrimenkul Yatirim Ortakligi AS	409,199	305,406
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,019,018	1,317,310
KOC Holding AS	1,452,543	5,812,902
Koza Altin Isletmeleri AS	68,700	1,473,268
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	277,550
Net Holding AS(1)	282,129	286,044
Petkim Petrokimya Holding AS	606,041	678,959
Petrol Ofisi AS(1)	123,246	328,597
Sekerbank TAS(1)	658,499	462,385
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	277,380
TAV Havalimanlari Holding AS(1)	257,200	1,274,394
Tekfen Holding AS	307,071	1,114,027
Tofas Turk Otomobil Fabrikasi AS	172,700	873,535
Trakya Cam Sanayii AS(1)	406,738	458,811
Tupras-Turkiye Petrol Rafinerileri AS	203,541	4,647,564
Turcas Petrolculuk AS	159,229	253,576
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	1,915,245
Turk Sise ve Cam Fabrikalari AS	600,783	833,600
Turk Telekomunikasyon AS	931,600	3,710,670
Turkcell Iletisim Hizmetleri AS(1)	1,228,194	7,490,234
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	582,799
Turkiye Garanti Bankasi AS	2,006,174	8,381,091
Turkiye Halk Bankasi AS	324,700	2,531,456
Turkiye Is Bankasi	1,315,506	4,134,578
Turkiye Sinai Kalkinma Bankasi AS	749,249	834,740
Turkiye Vakiflar Bankasi TAO	615,021	1,329,591
Ulker Gida Sanayi ve Ticaret AS	204,629	869,709
Vestel Beyaz Esya Sanayi ve Ticaret AS(1)	186,000	260,326
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	213,725
Yapi ve Kredi Bankasi AS(1)	725,093	1,728,145
Yazicilar Holding AS	39,000	304,914
Zorlu Enerji Elektrik Uretim AS(1)	124,509	72,826

		$90,601,585

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$354,874
Avangardco Investments Public, Ltd. GDR(1)	17,607	167,296
Ferrexpo PLC	603,145	1,894,331
MHP SA GDR(1)(3)	83,821	1,222,106

		$3,638,607

United Arab Emirates — 1.8%
Aabar Investments (PJSC)(1)(2)	3,577,200	$706,090
Abu Dhabi Commercial Bank (PJSC)	3,871,886	3,420,692
Abu Dhabi National Hotels	832,200	394,812
Agthia Group (PJSC)	550,000	294,587
Air Arabia (PJSC)	11,206,000	1,985,860
Ajman Bank (PJSC)(1)	1,582,800	344,443
Aldar Properties (PJSC)	3,233,500	1,102,521

Security	Shares	Value
Arabtec Holding Co.	11,369,137	$7,515,439
Aramex (PJSC)	3,170,710	1,715,257
Dana Gas(1)	24,909,987	2,897,873
DP World, Ltd.	539,236	6,055,570
Drake & Scull International (PJSC)	850,500	189,518
Dubai Financial Market(1)	7,445,500	1,940,356
Dubai Investments (PJSC)	2,251,568	483,180
Dubai Islamic Bank (PJSC)	2,902,100	1,546,356
Emaar Properties (PJSC)	8,426,100	7,939,683
Emirates NBD (PJSC)	260,000	210,780
First Gulf Bank (PJSC)	1,333,894	3,605,433
Gulf Navigation Holding(1)	3,460,300	234,098
Islamic Arabic Insurance Co.(1)	1,469,160	276,152
National Bank of Abu Dhabi (PJSC)	1,848,416	4,576,692
National Central Cooling Co. (Tabreed)(1)	431,247	145,365
Ras Al Khaimah Co.	1,319,300	473,818
Ras Al Khaimah Properties (PJSC)(1)	5,586,000	527,189
Sorouh Real Estate Co.	2,789,865	889,826
Union National Bank	1,070,375	894,934
Waha Capital (PJSC)	2,068,608	302,109

		$50,668,633

Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC	441,540	$519,952
Baoviet Holdings	371,340	576,844
Development Investment Construction Corp.	367,510	207,241
FPT Corp.	523,082	949,029
Gemadept Corp.	108,333	81,356
Hagl JSC(1)	874,000	854,224
Hoa Phat Group JSC(1)	833,250	769,245
Kim Long Securities Corp.(1)	1,311,300	501,479
Kinh Bac City Development Share Holding Corp.(1)	333,700	92,542
Kinhdo Corp.	322,680	434,005
Masan Group Corp.(1)	238,000	1,099,299
PetroVietnam Construction JSC(1)	1,080,660	227,732
PetroVietnam Drilling and Well Services JSC	538,346	866,556
PetroVietnam Fertilizer and Chemical JSC	721,940	1,264,142
Refrigeration Electrical Engineering Corp.	487,200	342,272
Saigon Securities, Inc.	719,620	560,855
Song Da Urban & Industrial Zone Investment and Development JSC(1)	192,850	210,599
Tan Tao Investment Industry Co.(1)	953,417	204,979
Vietnam Construction and Import-Export JSC(1)	459,600	166,950
Vietnam Dairy Products JSC	343,095	1,920,857
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	528,249	444,896
Vincom JSC(1)	617,351	2,455,297

		$14,750,351

Total Common Stocks (identified cost $2,125,015,784)		$2,760,284,471

Corporate Bonds — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value
India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$14,125

Total Corporate Bonds (identified cost $16,136)			$14,125

Equity-Linked Securities(7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(4)	6/2/13	14,800	$350,258
Al Rajhi Bank(4)	2/16/15	91,200	1,735,796
Alinma Bank(4)	2/23/15	182,900	647,448
Almarai Co., Ltd.(4)	11/24/14	46,947	871,627
Arab National Bank(4)	5/11/15	81,600	582,065
Bank Albilad(4)	4/30/15	59,100	442,056
Banque Saudi Fransi(4)	2/23/15	49,375	411,447
Company for Cooperative Insurance (The)(4)	5/11/15	16,200	173,444
Dar Al Arkan Real Estate Development(4)	8/10/15	70,500	172,013
Etihad Etisalat Co.(4)	12/5/14	95,000	1,713,121
Fawaz Abdulaziz Alhokair Co.(4)	2/23/15	21,500	521,720
Fitaihi Holding Group(4)	9/24/15	57,200	272,266
Jarir Marketing Co.(4)	5/4/15	11,400	464,727
Mobile Telecommunications Co.(4)	5/4/15	88,722	271,485
Mohammad Al-Mojil Group(4)	1/7/13	38,000	123,111
National Industrialization Co.(4)	5/4/15	117,783	968,936
Rabigh Refining and Petrochemicals Co.(4)	10/13/14	28,700	142,540
Riyad Bank(4)	12/15/14	68,500	416,925
Sahara Petrochemical Co.(4)	9/21/15	101,700	362,042
Samba Financial Group(4)	2/10/15	70,600	837,768
Saudi Arabian Amiantit Co.(4)	5/11/15	32,700	139,080
Saudi Arabian Fertilizer Co.(4)	5/11/15	14,600	729,007
Saudi Arabian Mining Co.(4)	5/11/15	45,000	380,390
Saudi Basic Industries Corp.(4)	2/23/15	91,400	2,187,449
Saudi British Bank(4)	10/2/12	63,533	516,720
Saudi Cable Co.(4)	8/10/15	27,500	118,432
Saudi Cement Co.(4)	8/10/15	20,250	473,838
Saudi Ceramic Co.(4)	8/16/13	9,000	207,595
Saudi Chemical Co.(4)	5/1/15	28,700	300,767
Saudi Electricity Co.(4)	3/27/15	277,000	960,248
Saudi Industrial Investment Group(4)	3/27/15	49,800	301,449
Saudi International Petrochemicals Co.(4)	3/27/15	67,870	349,293
Saudi Kayan Petrochemical Co.(4)	3/27/15	145,500	502,441
Saudi Pharmaceutical Industries and Medical Appliance Corp.(4)	9/24/15	33,074	380,119
Saudi Telecom Co.(4)	5/11/15	86,900	915,326
Savola Group(4)	2/2/15	93,100	945,868
Yanbu National Petrochemicals Co.(4)	1/7/13	42,500	512,252

Total Equity-Linked Securities (identified cost $22,237,683)			$21,401,069

Investment Funds — 0.2%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$6,041,732
Vietnam Growth Fund, Ltd.(1)	15,639	199,397

Total Investment Funds (identified cost $7,976,610)		$6,241,129

Rights(1) — 0.0%(5)

Security	Shares	Value
Bank Sohar	250,190	$24,691
G Steel PCL	1,585,767	0
KTB Securities Co., Ltd., Exp. 10/9/12	504,025	93,338
Mediclinic International, Ltd., Exp. 10/5/12	43,262	63,674
Standard Chartered Bank Kenya, Ltd., Exp. 10/26/12	23,825	18,155
YTL Corp. Bhd, Exp. 10/17/12	138,628	11,338

Total Rights (identified cost $0)		$211,196

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	$14,165	$14,165,447

Total Short-Term Investments (identified cost $14,165,447)		$14,165,447

Total Investments — 99.4% (identified cost $2,169,411,660)		$2,802,317,437

Other Assets, Less Liabilities — 0.6%		$16,044,890

Net Assets — 100.0%		$2,818,362,327

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $23,141,576 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	14.0%	$394,775,900
Hong Kong Dollar	8.0	226,790,105
Mexican Peso	6.4	180,163,080
Indian Rupee	6.4	179,674,268
South Korean Won	6.2	174,385,720
South African Rand	6.1	171,806,346
New Taiwan Dollar	5.9	166,254,493
Brazilian Real	5.0	139,961,869
Polish Zloty	3.3	92,101,791
New Turkish Lira	3.2	90,018,786
Thai Baht	3.1	88,453,709
Malaysian Ringgit	3.0	86,098,787
Indonesian Rupiah	3.0	85,757,147
Chilean Peso	2.1	59,832,209
Egyptian Pound	1.8	49,647,101
Qatari Riyal	1.7	48,888,799
Kuwaiti Dinar	1.7	48,088,790
Hungarian Forint	1.7	48,061,144
Philippine Peso	1.7	47,182,663
United Arab Emirates Dirham	1.6	44,613,063
Czech Koruna	1.6	44,346,908
Moroccan Dirham	1.5	41,621,112
Colombian Peso	1.4	41,059,741
Other currency, less than 1% each	9.0	252,733,906

Total Investments	99.4%	$2,802,317,437

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.1%	$737,345,018
Materials	11.4	320,438,638
Telecommunication Services	10.9	306,276,338
Energy	10.4	293,485,749
Industrials	9.6	269,882,953
Consumer Staples	9.0	253,788,534
Information Technology	7.3	206,466,025
Consumer Discretionary	7.3	204,757,528
Utilities	4.7	131,682,519
Health Care	2.0	57,773,434
Other	0.5	14,179,572
Investment Funds	0.2	6,241,129

Total Investments	99.4%	$2,802,317,437

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,189,335,100

Gross unrealized appreciation	$856,209,879
Gross unrealized depreciation	(243,227,542)

Net unrealized appreciation	$612,982,337

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$38,039,652	$1,085,568,427		$8,473	$1,123,616,552
Emerging Europe	27,061,964	493,513,946		0	520,575,910
Latin America	532,564,927	521,766		0	533,086,693
Middle East/Africa	6,657,769	575,012,261		1,335,286	583,005,316
Total Common Stocks	$604,324,312	$2,154,616,400	**	$1,343,759	$2,760,284,471
Corporate Bonds	$—	$14,125		$—	$14,125
Equity-Linked Securities	—	21,401,069		—	21,401,069
Investment Funds	—	6,241,129		—	6,241,129
Rights	63,674	147,522		—	211,196
Short-Term Investments	—	14,165,447		—	14,165,447
Total Investments	$604,387,986	$2,196,585,692		$1,343,759	$2,802,317,437

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2012 is not presented.

At September 30, 2012, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012